Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (56.0%)
U.S. Government Securities (28.4%)
	United States Treasury Note/Bond	2.500%	4/30/24	673,000	656,911
	United States Treasury Note/Bond	0.250%	6/15/24	48,000	45,697
	United States Treasury Note/Bond	3.000%	6/30/24	584,364	570,576
[1]	United States Treasury Note/Bond	1.750%	7/31/24	188,095	180,895
[1]	United States Treasury Note/Bond	3.000%	7/31/24	560,000	545,825
[1]	United States Treasury Note/Bond	0.375%	8/15/24	400,000	378,438
	United States Treasury Note/Bond	4.250%	9/30/24	350,000	345,406
	United States Treasury Note/Bond	0.625%	10/15/24	75,000	70,652
	United States Treasury Note/Bond	0.750%	11/15/24	60,500	56,898
	United States Treasury Note/Bond	4.500%	11/30/24	9,360	9,261
[1]	United States Treasury Note/Bond	4.250%	12/31/24	49,000	48,319
	United States Treasury Note/Bond	1.375%	1/31/25	62,500	58,936
	United States Treasury Note/Bond	1.500%	2/15/25	371,500	350,661
	United States Treasury Note/Bond	2.625%	4/15/25	50,000	47,953
[1]	United States Treasury Note/Bond	2.750%	5/15/25	212,240	203,850
	United States Treasury Note/Bond	2.875%	5/31/25	73,000	70,251
	United States Treasury Note/Bond	2.875%	6/15/25	167,300	160,922
	United States Treasury Note/Bond	0.250%	7/31/25	75,000	68,227
	United States Treasury Note/Bond	3.125%	8/15/25	233,700	225,703
[1]	United States Treasury Note/Bond	3.500%	9/15/25	433,540	421,753
	United States Treasury Note/Bond	4.250%	10/15/25	347,750	343,838
[1,2]	United States Treasury Note/Bond	0.250%	10/31/25	400,000	361,000
	United States Treasury Note/Bond	4.500%	11/15/25	461,690	459,309
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	92,656
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	134,742
[1]	United States Treasury Note/Bond	3.750%	4/15/26	402,417	393,928
[1]	United States Treasury Note/Bond	0.750%	4/30/26	100,000	90,062
	United States Treasury Note/Bond	3.625%	5/15/26	164,116	160,116
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	89,813
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	178,187
	United States Treasury Note/Bond	0.750%	8/31/26	200,000	178,375
	United States Treasury Note/Bond	1.125%	10/31/26	381,400	343,022
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	92,500
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	52,200
[1]	United States Treasury Note/Bond	1.875%	2/28/27	400,000	366,750
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	94,469
	United States Treasury Note/Bond	0.500%	5/31/27	130,000	112,369
	United States Treasury Note/Bond	2.625%	5/31/27	200,000	187,937
	United States Treasury Note/Bond	3.250%	6/30/27	110,000	105,789
	United States Treasury Note/Bond	2.750%	7/31/27	140,000	131,994
	United States Treasury Note/Bond	0.375%	9/30/27	100,000	85,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	10/31/27	55,000	54,708
	United States Treasury Note/Bond	1.250%	4/30/28	122,478	106,996
	United States Treasury Note/Bond	1.250%	6/30/28	96,858	84,327
	United States Treasury Note/Bond	1.000%	7/31/28	40,000	34,306
					8,851,621
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,085
[1]	Federal Home Loan Banks	3.125%	9/12/25	7,050	6,799
	Federal Home Loan Banks	2.500%	12/10/27	8,450	7,844
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,002
[3]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,205
					23,935
Conventional Mortgage-Backed Securities (26.9%)
[3,4]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	13,584	11,800
[3,4]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	22,579	20,529
[3,4]	Fannie Mae Pool	5.000%	10/1/49	557	544
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,034	1,830
[3,4]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,628	1,430
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,996	5,254
[3,4]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	46,485	42,404
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	54,203	51,709
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	26,040	25,434
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,454	3,537
[3,4]	Freddie Mac Gold Pool	5.500%	5/1/40	1,512	1,560
[3,4]	Freddie Mac Gold Pool	6.500%	5/1/37	25	27
[3,4]	Freddie Mac Gold Pool	7.000%	5/1/38	44	45
[3]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	505	448
[3]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	12,058	10,860
[3]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,356	3,151
[3]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,339	2,215
[3]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	11,734	11,598
[3]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	457	464
[3]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	132	133
[3]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	773	792
[3]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	358,879	301,868
[3,5]	Ginnie Mae II Pool	2.500%	3/20/43–7/15/53	398,771	336,821
[3,5]	Ginnie Mae II Pool	3.000%	3/20/27–8/15/53	416,313	369,562
[3,5]	Ginnie Mae II Pool	3.500%	6/20/42–7/15/53	266,790	248,646
[3]	Ginnie Mae II Pool	4.000%	2/20/34–2/20/51	176,862	169,414
[3,5]	Ginnie Mae II Pool	4.500%	4/20/48–7/15/53	263,889	255,809
[3,5]	Ginnie Mae II Pool	5.000%	4/20/40–8/15/53	76,637	75,481
[3]	Ginnie Mae II Pool	5.500%	4/20/40	57	57
[3]	Ginnie Mae II Pool	6.000%	2/20/41–10/20/41	4	4
[3,4,5]	UMBS Pool	1.500%	7/25/38–7/1/51	243,884	192,338
[3,4,5]	UMBS Pool	2.000%	5/1/28–7/25/53	1,879,249	1,566,585
[3,4,5]	UMBS Pool	2.500%	7/25/38–7/25/53	1,308,992	1,113,707
[3,4,5]	UMBS Pool	3.000%	7/1/32–8/25/53	202,467	182,478
[3,4,5]	UMBS Pool	3.500%	11/1/31–7/25/53	378,749	349,240
[3,4,5]	UMBS Pool	4.000%	5/1/32–7/25/53	389,889	375,461
[3,4,5]	UMBS Pool	4.500%	7/25/38–7/25/53	803,274	784,379
[3,4,5]	UMBS Pool	5.000%	6/1/39–7/25/53	230,825	228,197
[3,4,5]	UMBS Pool	5.500%	12/1/38–7/25/53	947,534	947,381
[3,4,5]	UMBS Pool	6.000%	10/1/52–7/25/53	679,246	685,266
[3,4]	UMBS Pool	6.500%	9/1/36–4/1/39	135	143
[3,4]	UMBS Pool	7.000%	10/1/37–9/1/38	164	179
					8,378,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nonconventional Mortgage-Backed Securities (0.6%)
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	15,701	15,127
[3,4]	Freddie Mac REMICS	2.000%	1/25/52	10,164	5,559
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	120,405	103,403
[3,4]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	47,487	45,804
[3]	Ginnie Mae REMICS	2.000%	2/20/51	7,480	6,430
					176,323
Total U.S. Government and Agency Obligations (Cost $18,151,770)					17,430,659
Asset-Backed/Commercial Mortgage-Backed Securities (12.2%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,657
[3]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	9,890	9,800
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	34,970	33,761
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	55,610	53,904
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	13,890	13,794
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	47,890	47,612
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	55,000	54,454
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	4,041	3,962
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,152
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	20,340	20,153
[3]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	17,530	16,923
[3]	BA Credit Card Trust Series 2022-A2	5.000%	4/15/28	14,370	14,295
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	54,020	53,591
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	280	257
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,207
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,023
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,537
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	949	900
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	780	735
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	1,055	993
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	4,459	4,068
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,301
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,069
[3]	BANK Series 2019-BNK23	2.846%	12/15/52	1,900	1,726
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	11,780	10,157
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,231
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,270
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	9,800	9,188
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	306
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,379
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,135
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	5,750	5,455
[3]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,389
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,733
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	3,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,021
[3]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	4,764
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	4,999
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,107
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,753
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,500	10,777
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,199
[3,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	66	66
[3,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,819
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,139
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	27,040	24,698
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	21,580	20,665
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	49,550	47,902
[3]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	41,839	41,529
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	64,520	63,371
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	9,987
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,400	3,288
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,908
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	14,660	14,503
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,773
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	4,927
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,254
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,219
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	3,370	3,308
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	14,140	14,046
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,700
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,529
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	16,852	16,084
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,388
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,500	6,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,527
[3]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,586	6,067
[3]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	1,360	1,150
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	438
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	287
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,263
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	2,691	2,525
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,132
[3,6]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	2,640	2,628
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/11/47	94	93
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	14,731
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	493
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	10,855
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,726
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,132
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	61
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,122
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	7,753
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,431
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	33,170	33,081
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	23,706
[3]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	1,989
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	2,902
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,445
[3]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	6,870	6,674
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,108
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,309
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,835
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,153
[3]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	3,981
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	3,983
[3]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	1,865
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,555
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	805
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,094
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,464
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,016
[3]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,729
[3,6]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	19,410	19,424
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	8,598
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	33,580	32,377
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	63,130	60,987
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	22,000	21,904
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	67,874	66,359
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	76,150	75,843
[3,6]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	6,940	6,445
[3,6]	DLLST LLC Series 2022-1A	3.690%	9/20/28	1,470	1,418
[3,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.950%	10/25/56	129	126
[3,6]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	1,921	1,892
[3,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	8,175	7,860
[3,6]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	8,771	8,545
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	30,750	30,317
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,793
[3,6]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	9,298	8,767
[3,6]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,433
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,108
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,626
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,344
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	14,350	14,088
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,413
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,398
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,711
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	11,925
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	40,220	39,728
[3,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	148,018	124,705
[3,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	36,401	32,589
[3,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	24,486	22,403
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	21,630	21,466
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	5,980	5,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	1,968	1,966
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,448
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	5,951
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	9,655
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,027
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,362
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	9,690	9,365
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,649
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,225
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	14,100	13,878
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	1,971
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,002
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	37,450	37,023
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,645
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/17/30	18,390	18,306
[3,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	20,543
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,449	7,060
[3]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,019
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	664
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,383
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,022
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,043
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,524
[3,6]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	20,906	16,855
[3,6]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	4,839	4,026
[3,6]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	146,463	121,839
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,115
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	10,840	10,750
[3,6]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,237
[3,6]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	4,750	4,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,162
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	8,995
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	6,936
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	5,250	5,114
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	1,220	1,179
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,825
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	23,000	22,848
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	10,963
[3,6]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	12,990	12,725
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	11,590
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	14,740
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,039
[3]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,503
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,635
[3]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,349
[3]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,388
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,798
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,591
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,375
[3,6]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	13,616	10,910
[3,6]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	128,388	108,006
[3,6]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	6,957	5,853
[3,6]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	6,775	5,700
[3,6]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	35,474	29,687
[3,6]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	9,597	8,074
[3,6]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	124,629	104,844
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	3,864
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	110	108
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,305
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,789	1,670
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	327
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,885
[3,6]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,051
[3,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,037
[3,6]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,501
[3,6]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	22,370	21,058
[3,6]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	12,070	11,859
[3,6]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	16,667	13,417
[3,6]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	7,104	5,630
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	20,890	20,547
[3]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	6,320	6,341
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	15,150	14,897
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	4,050	3,956
[3,6]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	386	384
[3,6]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,298
[3,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,409
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,671	2,638
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	57
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,073
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	9,034	8,582
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,365
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,648	1,553
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,700	9,341
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,135	1,080
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,460	9,070
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	4,975
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	11,785
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,082
[3,6]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	38,452	31,915
[3]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	11,050	11,026
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	506	506
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	33,040	32,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,183
[3,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	28,143	25,311
[3,6]	OBX Trust Series 2022-J2	3.000%	8/25/52	80,499	67,720
[3,6]	OBX Trust Series 2022-J2	3.500%	8/25/52	121,545	106,010
[3,6,7]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	6.157%	6/20/60	416	415
[3,6,7]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	6.107%	8/18/60	373	373
[3,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	6,979
[3,6,7]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	6.100%	11/25/65	1,531	1,510
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.810%	9/22/28	27,650	27,213
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,228
[3,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,390	4,001
[3,6]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,348	5,084
[3,6]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	19,673	15,837
[3,6]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	70,074	61,118
[3,6,7]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	6.072%	4/10/50	32	32
[3,6]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	598	598
[3,6]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	11,570	11,149
[3,6]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	9,220	9,184
[3,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	50	48
[3,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	157	149
[3,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	331	316
[3,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	590	566
[3,6]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	10	10
[3,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	49	47
[3,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	66	63
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	23,430	22,587
[3]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	26,050	25,282
[3,6]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,508
[3,6]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	10,420	10,311
[3,6]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	7,923
[3,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	21,251
[3,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	23,426
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	17,823
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,727
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	17,970	17,376
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,579
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	5,400	5,249
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,527
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,551
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	13,280	13,125
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,251
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,317
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,310
[3,6]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	10,802
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,436	3,194
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	449
[3,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	125
[3,6]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	20,462	16,549
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	21,470	20,151
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	13,870	13,449
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	19,350	19,000
[3]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	35,080	34,759
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	47,480	47,365
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	11,769
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,555
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,595
[3,6]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,206
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,254
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,012
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,176
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	2,936
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,786
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,875
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,357
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	367
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,025
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	943
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,418
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	14	13
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,102
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	1,658	1,645
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,568
[3,6]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	3,245	3,166
[3,6]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	22	22
[3,6]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,664
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,438
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,598
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,239
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,400	2,325
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,583
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,080
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	16,030	15,823
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,425
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,295
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,043,724)					3,802,138
Corporate Bonds (30.5%)
Communications (1.0%)
	Comcast Corp.	3.375%	2/15/25	15,000	14,593
	Comcast Corp.	3.375%	8/15/25	15,000	14,482
	Comcast Corp.	3.950%	10/15/25	12,400	12,083
[8]	Comcast Corp.	0.000%	9/14/26	13,316	12,836
	Comcast Corp.	3.150%	2/15/28	28,825	26,905
	Comcast Corp.	4.150%	10/15/28	40,135	38,890
	Comcast Corp.	4.550%	1/15/29	11,670	11,467
	Comcast Corp.	2.650%	2/1/30	10,970	9,602
	Comcast Corp.	3.400%	4/1/30	11,500	10,574
	Comcast Corp.	1.950%	1/15/31	10,000	8,176
	Comcast Corp.	4.250%	1/15/33	12,000	11,410
	Meta Platforms Inc.	3.500%	8/15/27	30,422	28,885
	Meta Platforms Inc.	4.800%	5/15/30	20,360	20,346
	Meta Platforms Inc.	3.850%	8/15/32	21,350	19,830
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,482
[6]	NTT Finance Corp.	1.162%	4/3/26	34,635	30,987
[6]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,570
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	12,629
	Walt Disney Co.	3.375%	11/15/26	2,200	2,094
					301,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (1.6%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,587
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,739
	Amazon.com Inc.	4.650%	12/1/29	30,000	30,078
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,705
	Amazon.com Inc.	4.700%	12/1/32	21,455	21,615
[3]	American Honda Finance Corp.	0.550%	7/12/24	6,970	6,620
[3]	American Honda Finance Corp.	2.350%	1/8/27	25,000	22,937
	American Honda Finance Corp.	4.600%	4/17/30	46,580	45,547
[3]	American Honda Finance Corp.	1.800%	1/13/31	20,000	16,225
[6]	BMW US Capital LLC	3.900%	4/9/25	16,550	16,144
	Home Depot Inc.	1.500%	9/15/28	5,505	4,712
	Home Depot Inc.	3.900%	12/6/28	7,700	7,453
	Home Depot Inc.	2.950%	6/15/29	19,485	17,744
	Home Depot Inc.	2.700%	4/15/30	16,365	14,541
	Home Depot Inc.	1.875%	9/15/31	8,965	7,293
	Home Depot Inc.	3.250%	4/15/32	12,425	11,165
[6]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	31,470	31,258
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,595	25,342
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	28,657
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,262
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,548
[3,8]	Toyota Finance Australia Ltd.	0.064%	1/13/25	7,600	7,790
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	13,489
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	35,756
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	12,964
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,202
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,127
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	18,821
	Toyota Motor Credit Corp.	4.550%	5/17/30	12,505	12,198
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,285	4,243
[3]	Yale University	1.482%	4/15/30	6,000	4,963
					494,725
Consumer Staples (2.3%)
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	3,750	3,632
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	20,693	20,615
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	51,000	47,471
	Archer-Daniels-Midland Co.	4.500%	8/15/33	8,570	8,368
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,925
[6]	Cargill Inc.	4.500%	6/24/26	19,505	19,222
[6]	Cargill Inc.	4.750%	4/24/33	7,150	7,045
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	10,064
[8]	Coca-Cola Co.	1.875%	9/22/26	5,300	5,483
	Coca-Cola Co.	3.375%	3/25/27	12,000	11,576
	Coca-Cola Co.	1.000%	3/15/28	6,717	5,775
	Coca-Cola Co.	1.375%	3/15/31	5,000	4,006
	Colgate-Palmolive Co.	3.100%	8/15/25	6,170	5,942
	Colgate-Palmolive Co.	3.100%	8/15/27	13,620	12,966
	Colgate-Palmolive Co.	3.250%	8/15/32	12,460	11,431
	Costco Wholesale Corp.	1.600%	4/20/30	42,322	35,236
	Estee Lauder Cos. Inc.	4.375%	5/15/28	8,335	8,213
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,106
	Estee Lauder Cos. Inc.	4.650%	5/15/33	9,375	9,222
	Hershey Co.	4.250%	5/4/28	5,165	5,112
	Hershey Co.	2.450%	11/15/29	10,000	8,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	1.700%	6/1/30	5,000	4,140
	Hershey Co.	4.500%	5/4/33	8,690	8,634
[6]	Kenvue Inc.	5.500%	3/22/25	7,080	7,099
[6]	Kenvue Inc.	5.050%	3/22/28	15,000	15,123
[6]	Kenvue Inc.	4.900%	3/22/33	10,000	10,112
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	6,619
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,727
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,590
[6]	Mars Inc.	4.750%	4/20/33	18,870	18,705
[6]	Nestle Holdings Inc.	5.250%	3/13/26	9,735	9,806
	PepsiCo Inc.	2.850%	2/24/26	6,674	6,371
[3,8]	PepsiCo Inc.	2.625%	4/28/26	6,883	7,310
	PepsiCo Inc.	3.600%	2/18/28	7,520	7,248
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,550
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,917
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,778
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,129
	PepsiCo Inc.	3.900%	7/18/32	990	952
	Philip Morris International Inc.	1.500%	5/1/25	10,000	9,353
	Philip Morris International Inc.	5.000%	11/17/25	14,410	14,342
	Philip Morris International Inc.	4.875%	2/13/26	20,000	19,857
	Philip Morris International Inc.	5.125%	11/17/27	30,575	30,674
	Philip Morris International Inc.	4.875%	2/15/28	24,115	23,782
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,806
	Philip Morris International Inc.	5.625%	11/17/29	26,265	26,762
	Philip Morris International Inc.	5.125%	2/15/30	34,510	34,132
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,119
	Philip Morris International Inc.	5.375%	2/15/33	17,675	17,643
	Procter & Gamble Co.	3.950%	1/26/28	17,050	16,762
	Procter & Gamble Co.	4.050%	1/26/33	12,440	12,293
[6]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,549
	Target Corp.	3.375%	4/15/29	870	816
	Target Corp.	2.350%	2/15/30	11,910	10,316
	Target Corp.	2.650%	9/15/30	1,435	1,253
	Target Corp.	4.400%	1/15/33	7,915	7,694
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,210
[3,8]	Unilever Finance Netherlands BV	1.250%	3/25/25	7,600	7,946
	Walmart Inc.	4.000%	4/15/26	5,350	5,256
	Walmart Inc.	4.000%	4/15/30	14,875	14,467
	Walmart Inc.	4.100%	4/15/33	18,000	17,477
					697,505
Energy (1.2%)
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	4,809
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	14,901
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,533
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,476
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,779
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,313
	BP Capital Markets America Inc.	2.721%	1/12/32	21,736	18,475
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	21,699
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,409
	BP Capital Markets plc	3.723%	11/28/28	2,095	1,983
	Chevron Corp.	1.554%	5/11/25	8,810	8,262
	Chevron Corp.	2.954%	5/16/26	5,490	5,227
	Chevron Corp.	1.995%	5/11/27	19,000	17,265
	Chevron Corp.	2.236%	5/11/30	1,300	1,133
	Chevron USA Inc.	0.687%	8/12/25	7,340	6,710
	Chevron USA Inc.	3.850%	1/15/28	5,870	5,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	6.950%	4/15/29	13,082	14,405
	EOG Resources Inc.	4.150%	1/15/26	15,804	15,476
	Exxon Mobil Corp.	2.992%	3/19/25	11,140	10,737
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,045
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	17,783
[3]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,454
[3]	Petronas Capital Ltd.	3.500%	4/21/30	8,743	8,106
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,310
[3]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,822	2,688
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,002
	Schlumberger Investment SA	4.500%	5/15/28	17,250	16,986
	Schlumberger Investment SA	4.850%	5/15/33	11,870	11,701
	Shell International Finance BV	3.250%	5/11/25	6,090	5,888
[3,8]	Shell International Finance BV	2.500%	3/24/26	6,883	7,254
	Shell International Finance BV	3.875%	11/13/28	2,135	2,067
	Shell International Finance BV	2.375%	11/7/29	23,115	20,266
	Shell International Finance BV	2.750%	4/6/30	6,080	5,441
	TotalEnergies Capital International SA	2.434%	1/10/25	10,450	10,020
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	11,756
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,218
					359,306
Financials (16.6%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,024
	American Express Co.	3.000%	10/30/24	10,335	9,997
	American Express Co.	2.250%	3/4/25	16,000	15,170
	American Express Co.	4.990%	5/1/26	45,800	45,281
	American Express Co.	2.550%	3/4/27	15,400	14,033
	American Express Co.	5.850%	11/5/27	7,600	7,786
	American Express Co.	4.050%	5/3/29	18,265	17,389
	American Express Co.	4.420%	8/3/33	9,500	8,957
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	28,583
[6]	Athene Global Funding	0.914%	8/19/24	4,880	4,559
[5]	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	50,550	50,514
[3,7,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.792%	11/4/25	2,600	1,740
	Banco Santander SA	4.379%	4/12/28	2,585	2,436
[3]	Bank of America Corp.	3.864%	7/23/24	33,950	33,906
[3]	Bank of America Corp.	3.875%	8/1/25	9,582	9,323
[3]	Bank of America Corp.	0.981%	9/25/25	13,670	12,844
[3]	Bank of America Corp.	3.366%	1/23/26	44,735	42,954
[3]	Bank of America Corp.	2.015%	2/13/26	10,000	9,366
[3]	Bank of America Corp.	3.384%	4/2/26	47,300	45,375
[3]	Bank of America Corp.	3.500%	4/19/26	3,998	3,839
[3]	Bank of America Corp.	1.319%	6/19/26	24,960	22,869
[3]	Bank of America Corp.	4.827%	7/22/26	73,250	71,963
	Bank of America Corp.	5.080%	1/20/27	23,520	23,246
[3]	Bank of America Corp.	3.559%	4/23/27	2,777	2,634
	Bank of America Corp.	1.734%	7/22/27	28,000	24,985
[3]	Bank of America Corp.	3.824%	1/20/28	22,156	20,979
[3]	Bank of America Corp.	2.551%	2/4/28	14,330	12,935
[3]	Bank of America Corp.	3.705%	4/24/28	5,800	5,442
	Bank of America Corp.	4.376%	4/27/28	4,500	4,327
[3]	Bank of America Corp.	4.948%	7/22/28	11,480	11,276
	Bank of America Corp.	6.204%	11/10/28	8,510	8,754
[3]	Bank of America Corp.	3.419%	12/20/28	34,922	32,106
[3]	Bank of America Corp.	3.970%	3/5/29	16,624	15,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.202%	4/25/29	20,000	19,786
[3]	Bank of America Corp.	2.087%	6/14/29	23,300	19,908
[3]	Bank of America Corp.	3.974%	2/7/30	1,960	1,817
[3]	Bank of America Corp.	3.194%	7/23/30	23,795	21,002
[3]	Bank of America Corp.	2.884%	10/22/30	17,816	15,344
[3]	Bank of America Corp.	2.496%	2/13/31	75	63
[3]	Bank of America Corp.	2.592%	4/29/31	7,500	6,303
[3]	Bank of America Corp.	1.898%	7/23/31	29,543	23,518
[3]	Bank of America Corp.	1.922%	10/24/31	5,000	3,960
[3]	Bank of America Corp.	2.651%	3/11/32	5,110	4,232
	Bank of America Corp.	2.687%	4/22/32	35,400	29,329
	Bank of America Corp.	2.299%	7/21/32	35,200	28,139
[3]	Bank of America Corp.	2.972%	2/4/33	21,960	18,283
	Bank of America Corp.	4.571%	4/27/33	12,100	11,370
[3]	Bank of America Corp.	5.015%	7/22/33	20,330	19,845
	Bank of America Corp.	5.288%	4/25/34	10,000	9,908
[3]	Bank of Montreal	0.625%	7/9/24	17,014	16,155
	Bank of Montreal	5.300%	6/5/26	20,000	19,952
[3]	Bank of Montreal	1.250%	9/15/26	11,520	10,161
[3]	Bank of Montreal	4.700%	9/14/27	12,000	11,724
	Bank of Montreal	5.203%	2/1/28	5,900	5,898
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,624
	Bank of New York Mellon Corp.	4.414%	7/24/26	20,350	19,917
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,603
	Bank of New York Mellon Corp.	4.947%	4/26/27	145,000	143,150
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	19,732
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,368
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,168
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,308
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,424
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,603
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,014
[3]	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,163
	Bank of Nova Scotia	5.450%	6/12/25	30,000	29,846
	Bank of Nova Scotia	1.050%	3/2/26	14,350	12,776
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,456
	Bank of Nova Scotia	2.700%	8/3/26	7,520	6,962
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,338
	Bank of Nova Scotia	1.950%	2/2/27	1,620	1,445
	Bank of Nova Scotia	5.250%	6/12/28	18,290	18,170
	Bank of Nova Scotia	4.850%	2/1/30	10,000	9,649
	Bank of Nova Scotia	2.150%	8/1/31	5,000	3,990
	Bank of Nova Scotia	2.450%	2/2/32	2,500	2,038
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,425
[8]	Berkshire Hathaway Inc.	0.000%	3/12/25	7,600	7,760
[8]	Berkshire Hathaway Inc.	1.125%	3/16/27	3,000	2,963
	BlackRock Inc.	2.400%	4/30/30	3,000	2,600
	BlackRock Inc.	1.900%	1/28/31	2,800	2,297
	BlackRock Inc.	4.750%	5/25/33	10,000	9,835
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	18,012
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	62,100	61,601
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	8,859
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,527
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,139
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,530
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,185
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,245
	Charles Schwab Corp.	2.450%	3/3/27	23,980	21,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,229
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,773
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,419
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,034
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,142
	Charles Schwab Corp.	2.900%	3/3/32	9,500	7,846
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,120
	Chubb INA Holdings Inc.	3.150%	3/15/25	4,485	4,338
	Chubb INA Holdings Inc.	3.350%	5/3/26	3,545	3,408
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,939	15,832
	Citigroup Inc.	0.981%	5/1/25	10,415	9,965
	Citigroup Inc.	1.281%	11/3/25	3,300	3,092
	Citigroup Inc.	2.014%	1/25/26	5,300	4,984
	Citigroup Inc.	3.200%	10/21/26	3,310	3,099
[3]	Citigroup Inc.	2.666%	1/29/31	8,380	7,089
[3]	Citigroup Inc.	2.572%	6/3/31	12,775	10,653
	Citigroup Inc.	3.785%	3/17/33	1,600	1,413
	Citigroup Inc.	4.910%	5/24/33	3,100	2,998
	CME Group Inc.	2.650%	3/15/32	15,300	13,007
	Cooperatieve Rabobank UA	1.375%	1/10/25	5,921	5,569
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	8,560	8,247
[6]	Danske Bank A/S	1.549%	9/10/27	2,846	2,473
[6]	DNB Bank ASA	1.535%	5/25/27	10,000	8,801
	Franklin Resources Inc.	1.600%	10/30/30	5,000	3,940
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,466
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,480
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,273
	Goldman Sachs Group Inc.	2.650%	10/21/32	10,000	8,146
[3]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,574
	HSBC Holdings plc	0.976%	5/24/25	14,078	13,392
[3]	HSBC Holdings plc	2.633%	11/7/25	10,749	10,219
	HSBC Holdings plc	4.180%	12/9/25	7,900	7,671
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,681
	HSBC Holdings plc	2.999%	3/10/26	32,210	30,581
[3]	HSBC Holdings plc	1.645%	4/18/26	14,380	13,278
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,481
[3]	HSBC Holdings plc	2.099%	6/4/26	29,727	27,529
[3]	HSBC Holdings plc	4.292%	9/12/26	10,050	9,664
	HSBC Holdings plc	1.589%	5/24/27	13,330	11,766
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,501
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,284
[3]	HSBC Holdings plc	2.013%	9/22/28	25,000	21,416
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,450
	HSBC Holdings plc	6.161%	3/9/29	10,000	10,093
[3]	HSBC Holdings plc	4.583%	6/19/29	18,855	17,746
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,367
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,847
[3]	HSBC Holdings plc	3.973%	5/22/30	5,000	4,488
[3]	HSBC Holdings plc	2.357%	8/18/31	7,440	5,949
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,094
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,232
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,928
	HSBC Holdings plc	6.254%	3/9/34	8,500	8,709
	HSBC USA Inc.	5.625%	3/17/25	38,292	38,181
	Huntington National Bank	4.552%	5/17/28	5,000	4,676
	Huntington National Bank	5.650%	1/10/30	6,250	6,003
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,231
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,004
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,114
	Invesco Finance plc	3.750%	1/15/26	1,897	1,830
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,674
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	33,542	32,903
	JPMorgan Chase & Co.	0.824%	6/1/25	15,020	14,282
	JPMorgan Chase & Co.	0.969%	6/23/25	13,500	12,815
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,241
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	12,250	11,678
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,302
	JPMorgan Chase & Co.	5.546%	12/15/25	15,750	15,690
	JPMorgan Chase & Co.	2.595%	2/24/26	4,546	4,313
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	14,430	13,554
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	65,410	61,254
	JPMorgan Chase & Co.	4.080%	4/26/26	10,000	9,721
	JPMorgan Chase & Co.	3.200%	6/15/26	21,430	20,411
	JPMorgan Chase & Co.	1.045%	11/19/26	31,045	27,816
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	7,889
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	17,891	17,221
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	8,983
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,595
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,726
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,301
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	25,664
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	7,941
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	18,700
	JPMorgan Chase & Co.	2.069%	6/1/29	2,500	2,147
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	35,944
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,223
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,237
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,391
	JPMorgan Chase & Co.	1.764%	11/19/31	10,904	8,634
	JPMorgan Chase & Co.	1.953%	2/4/32	8,830	7,037
	JPMorgan Chase & Co.	2.580%	4/22/32	40,675	33,774
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,276
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,380
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,430
	JPMorgan Chase & Co.	5.350%	6/1/34	21,970	22,182
[3]	KeyBank NA	4.150%	8/8/25	10,650	9,819
	KeyBank NA	5.000%	1/26/33	3,735	3,223
	Lloyds Banking Group plc	5.871%	3/6/29	9,100	9,034
[6]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,788
	M&T Bank Corp.	5.053%	1/27/34	13,750	12,545
[6]	Macquarie Bank Ltd.	5.208%	6/15/26	23,610	23,397
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,493
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	4,800	4,664
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	13,940	13,144
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,000	4,850
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,824
	Mastercard Inc.	2.950%	11/21/26	22,315	21,095
	Mastercard Inc.	2.950%	6/1/29	11,000	10,019
	Mastercard Inc.	2.000%	11/18/31	5,850	4,841
[3]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	599
	MetLife Inc.	4.550%	3/23/30	5,165	5,056
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	180	174
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,997	3,769
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	38,517	37,314
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,785	19,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	6,900	6,801
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	19,054
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	12,412
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	3,900	3,881
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	575	553
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,659
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,528
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,111
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	17,934
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,276
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,069
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	10,500	10,333
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,064
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,688
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	20,000	15,904
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,621
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,244
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,722
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	7,700	7,636
[6]	Mizuho Bank Ltd.	3.600%	9/25/24	4,200	4,078
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,773
[6]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	11,527
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,051
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,115
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	17,670	17,725
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,666
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,389
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,000	9,975
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	3,994
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	6,240
[5]	Mizuho Financial Group Inc.	5.748%	7/6/34	21,470	21,535
[3]	Morgan Stanley	3.700%	10/23/24	14,554	14,208
	Morgan Stanley	0.790%	5/30/25	21,800	20,712
[3]	Morgan Stanley	2.720%	7/22/25	8,670	8,361
[3]	Morgan Stanley	4.000%	7/23/25	16,355	15,881
[3]	Morgan Stanley	0.864%	10/21/25	5,200	4,843
[3]	Morgan Stanley	3.875%	1/27/26	8,000	7,720
[8]	Morgan Stanley	2.103%	5/8/26	4,222	4,394
	Morgan Stanley	3.625%	1/20/27	3,625	3,444
	Morgan Stanley	5.050%	1/28/27	18,480	18,324
	Morgan Stanley	1.593%	5/4/27	3,575	3,200
[3]	Morgan Stanley	1.512%	7/20/27	3,644	3,229
	Morgan Stanley	2.475%	1/21/28	11,900	10,745
[3]	Morgan Stanley	3.772%	1/24/29	25,000	23,352
	Morgan Stanley	5.123%	2/1/29	24,090	23,773
	Morgan Stanley	5.164%	4/20/29	20,000	19,780
[3]	Morgan Stanley	2.699%	1/22/31	17,775	15,131
[3]	Morgan Stanley	3.622%	4/1/31	20,000	18,035
[3]	Morgan Stanley	1.794%	2/13/32	42,486	32,962
[3]	Morgan Stanley	1.928%	4/28/32	8,285	6,465
[3]	Morgan Stanley	2.239%	7/21/32	21,500	17,089
[3]	Morgan Stanley	2.511%	10/20/32	10,000	8,068
	Morgan Stanley	4.889%	7/20/33	22,950	22,075
	Morgan Stanley	6.342%	10/18/33	29,000	30,860
	Morgan Stanley	5.250%	4/21/34	19,420	19,167
	Morgan Stanley Bank NA	4.754%	4/21/26	58,300	57,411
	National Bank of Canada	5.250%	1/17/25	14,210	14,079
[6]	New York Life Global Funding	1.850%	8/1/31	5,000	3,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York Life Global Funding	4.550%	1/28/33	10,000	9,628
[6]	NongHyup Bank	1.250%	7/28/26	20,000	17,595
[6]	NongHyup Bank	4.250%	7/6/27	17,500	16,996
	Northern Trust Corp.	4.000%	5/10/27	15,400	14,888
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,363
[6]	Nuveen Finance LLC	4.125%	11/1/24	20,000	19,416
[3]	PNC Bank NA	3.100%	10/25/27	17,317	15,865
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	4,959
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,745
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,604
	PNC Financial Services Group Inc.	3.150%	5/19/27	16,519	15,322
	PNC Financial Services Group Inc.	5.354%	12/2/28	7,900	7,810
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,267
	PNC Financial Services Group Inc.	5.582%	6/12/29	73,600	73,271
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	35,046
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,255
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	23,645
	Progressive Corp.	2.500%	3/15/27	6,700	6,156
	Progressive Corp.	3.200%	3/26/30	8,620	7,733
	Progressive Corp.	4.950%	6/15/33	10,000	9,926
[3]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,115
	Prudential Funding Asia plc	3.125%	4/14/30	3,500	3,096
[3]	Royal Bank of Canada	0.750%	10/7/24	22,907	21,507
[3]	Royal Bank of Canada	2.250%	11/1/24	17,806	16,998
	Royal Bank of Canada	3.375%	4/14/25	10,400	10,018
[3]	Royal Bank of Canada	4.950%	4/25/25	179,200	177,043
	Royal Bank of Canada	1.200%	4/27/26	17,540	15,644
[3]	Royal Bank of Canada	1.150%	7/14/26	16,170	14,318
[3]	Royal Bank of Canada	1.400%	11/2/26	12,950	11,420
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,340
[3]	Royal Bank of Canada	4.240%	8/3/27	4,100	3,960
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,689
[3]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,382
[3]	State Street Corp.	2.354%	11/1/25	9,837	9,389
	State Street Corp.	4.857%	1/26/26	8,520	8,398
	State Street Corp.	2.650%	5/19/26	1,125	1,054
	State Street Corp.	2.203%	2/7/28	9,580	8,642
	State Street Corp.	3.152%	3/30/31	11,280	9,911
	State Street Corp.	4.821%	1/26/34	3,000	2,913
	State Street Corp.	5.159%	5/18/34	10,000	9,942
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	34,226	33,119
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,055
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	16,814
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	15,761
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	13,765
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	12,662
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,651
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,851
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	19,367
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	11,080	11,125
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,729
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	20,406
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,697
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	11,847
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,366
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,500	10,167
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	1,994
[6]	Svenska Handelsbanken AB	3.950%	6/10/27	15,000	14,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,735
	Toronto-Dominion Bank	3.766%	6/6/25	30,120	29,220
[3]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	40,124
[3]	Toronto-Dominion Bank	0.750%	9/11/25	34,137	30,898
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	13,863
[3]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,190
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	25,552
[3,8]	Toronto-Dominion Bank	2.551%	8/3/27	6,250	6,387
	Toronto-Dominion Bank	5.156%	1/10/28	13,625	13,530
[3]	Toronto-Dominion Bank	2.000%	9/10/31	6,713	5,321
[3]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,151
[3]	Toronto-Dominion Bank	3.200%	3/10/32	41,145	35,573
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	15,946
[3]	Truist Bank	2.150%	12/6/24	44,575	42,057
[3]	Truist Bank	1.500%	3/10/25	7,500	6,925
[3]	Truist Bank	4.050%	11/3/25	32,675	31,290
[3]	Truist Bank	2.250%	3/11/30	5,950	4,731
[3]	Truist Financial Corp.	2.500%	8/1/24	36,382	35,088
[3]	Truist Financial Corp.	1.267%	3/2/27	6,620	5,843
[3]	Truist Financial Corp.	4.873%	1/26/29	20,000	19,217
[3]	Truist Financial Corp.	1.950%	6/5/30	15,000	11,927
[3]	Truist Financial Corp.	6.123%	10/28/33	18,333	18,670
[3]	Truist Financial Corp.	5.122%	1/26/34	6,500	6,157
[3]	Truist Financial Corp.	5.867%	6/8/34	16,180	16,194
[3,8]	US Bancorp	0.850%	6/7/24	15,108	15,788
	US Bancorp	1.450%	5/12/25	5,950	5,559
[3]	US Bancorp	3.950%	11/17/25	21,617	20,795
[3]	US Bancorp	3.100%	4/27/26	3,024	2,823
[3]	US Bancorp	3.900%	4/26/28	7,700	7,262
	US Bancorp	4.653%	2/1/29	6,220	5,945
	US Bancorp	5.775%	6/12/29	14,000	13,994
[3]	US Bancorp	3.000%	7/30/29	3,000	2,543
[3]	US Bancorp	1.375%	7/22/30	10,000	7,654
[3]	US Bancorp	4.967%	7/22/33	35,965	32,610
	US Bancorp	5.850%	10/21/33	18,000	18,081
[3]	US Bank NA	2.050%	1/21/25	3,660	3,452
	Visa Inc.	3.150%	12/14/25	49,590	47,529
[8]	Visa Inc.	1.500%	6/15/26	9,350	9,564
[3]	Wells Fargo & Co.	3.000%	2/19/25	18,150	17,432
[3]	Wells Fargo & Co.	3.550%	9/29/25	5,920	5,679
[3]	Wells Fargo & Co.	2.406%	10/30/25	14,968	14,261
[3]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,594
	Wells Fargo & Co.	3.000%	4/22/26	20,000	18,825
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,373
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,443
[3]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,670
[3]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,219
[3]	Wells Fargo & Co.	3.584%	5/22/28	10,500	9,784
[3]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,267
[3]	Wells Fargo & Co.	4.808%	7/25/28	7,233	7,072
[3]	Wells Fargo & Co.	4.150%	1/24/29	8,575	8,126
[3]	Wells Fargo & Co.	2.879%	10/30/30	700	605
[3]	Wells Fargo & Co.	2.572%	2/11/31	10,000	8,474
[3]	Wells Fargo & Co.	4.897%	7/25/33	15,900	15,242
	Wells Fargo & Co.	5.389%	4/24/34	15,000	14,908
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,104
	Westpac Banking Corp.	1.953%	11/20/28	11,300	9,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.662%	2/16/26	19,700	13,121
[3,7,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.824%	11/11/25	5,100	3,416
[3,8]	Westpac Securities NZ Ltd.	0.427%	12/14/26	6,800	6,521
					5,174,075
Health Care (2.2%)
	Abbott Laboratories	2.950%	3/15/25	9,405	9,104
[3]	Ascension Health	2.532%	11/15/29	2,500	2,149
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	10,141
	AstraZeneca plc	3.375%	11/16/25	54,310	52,202
	AstraZeneca plc	1.375%	8/6/30	26,523	21,323
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,665
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	16,710
	Bristol-Myers Squibb Co.	3.400%	7/26/29	21,295	19,759
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	10,571
	Bristol-Myers Squibb Co.	2.950%	3/15/32	10,000	8,833
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,646
[6]	CSL Finance plc	4.250%	4/27/32	13,335	12,650
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,284
	Eli Lilly & Co.	4.700%	2/27/33	2,855	2,890
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	4,500	4,330
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	11,850
	Johnson & Johnson	2.950%	3/3/27	385	367
	Johnson & Johnson	2.900%	1/15/28	12,444	11,722
	Merck & Co. Inc.	4.050%	5/17/28	13,900	13,657
	Merck & Co. Inc.	1.900%	12/10/28	2,560	2,236
	Merck & Co. Inc.	3.400%	3/7/29	24,790	23,236
	Merck & Co. Inc.	4.300%	5/17/30	12,500	12,232
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,545
	Merck & Co. Inc.	2.150%	12/10/31	14,885	12,341
	Merck & Co. Inc.	4.500%	5/17/33	6,665	6,615
	Novartis Capital Corp.	2.000%	2/14/27	13,000	11,916
	Novartis Capital Corp.	2.200%	8/14/30	27,712	23,987
	Pfizer Inc.	3.450%	3/15/29	13,000	12,237
	Pfizer Inc.	2.625%	4/1/30	4,545	4,039
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	7,255	7,189
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	21,275	21,015
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	67,860	66,745
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	63,585	62,838
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	53,620	53,440
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	253
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,211
[6]	Roche Holdings Inc.	2.625%	5/15/26	1,000	941
[6]	Roche Holdings Inc.	2.314%	3/10/27	7,075	6,504
[6]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,520
	Sutter Health	5.164%	8/15/33	3,785	3,778
	UnitedHealth Group Inc.	3.750%	7/15/25	4,650	4,526
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,222
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	8,275
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,006
	UnitedHealth Group Inc.	4.250%	1/15/29	47,195	45,855
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	990
	UnitedHealth Group Inc.	5.300%	2/15/30	7,595	7,775
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,806
					696,849
Industrials (1.5%)
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	12,123
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,468
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,183
	Canadian National Railway Co.	2.750%	3/1/26	3,935	3,707
	Canadian National Railway Co.	3.850%	8/5/32	26,900	25,047
	Emerson Electric Co.	1.800%	10/15/27	879	779
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,499
	General Dynamics Corp.	3.250%	4/1/25	30,975	29,978
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,651
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,326
	General Dynamics Corp.	3.500%	4/1/27	28,930	27,638
	General Dynamics Corp.	2.625%	11/15/27	18,985	17,372
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,347
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,863
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,207
	Honeywell International Inc.	4.250%	1/15/29	15,125	14,724
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,248
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,157
[3]	John Deere Capital Corp.	3.400%	6/6/25	10,625	10,291
[3]	John Deere Capital Corp.	4.750%	6/8/26	13,240	13,213
[3]	John Deere Capital Corp.	1.050%	6/17/26	37,500	33,711
[3]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,491
[3]	John Deere Capital Corp.	2.350%	3/8/27	13,070	11,967
[3]	John Deere Capital Corp.	4.700%	6/10/30	25,000	24,839
[3]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,587
[3]	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,517
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,498
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,180
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	4,917
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	13,821
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	13,789
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,048
[6]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	52,706
	Tyco Electronics Group SA	4.500%	2/13/26	5,550	5,469
	Union Pacific Corp.	3.250%	8/15/25	24,835	23,894
	United Parcel Service Inc.	3.400%	3/15/29	5,000	4,724
					469,979
Materials (0.4%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	9,440	8,714
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	9,164	9,117
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,233
[6]	Georgia-Pacific LLC	3.600%	3/1/25	22,026	21,260
[6]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	44,993
	Linde Inc.	1.100%	8/10/30	12,430	9,894
[3]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,505
					121,716
Real Estate (0.6%)
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	11,190	10,774
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,766
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,074
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,239
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,192
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,289
	Camden Property Trust	3.500%	9/15/24	435	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	2.850%	11/1/26	3,000	2,775
	ERP Operating LP	4.150%	12/1/28	11,480	10,909
	ERP Operating LP	3.000%	7/1/29	8,120	7,159
	ERP Operating LP	2.500%	2/15/30	1,500	1,278
	ERP Operating LP	1.850%	8/1/31	4,750	3,741
	Prologis LP	2.125%	4/15/27	3,600	3,247
	Prologis LP	1.250%	10/15/30	10,000	7,762
	Prologis LP	1.750%	2/1/31	7,783	6,211
	Prologis LP	4.625%	1/15/33	7,817	7,637
	Public Storage	1.850%	5/1/28	5,710	4,961
	Public Storage	1.950%	11/9/28	3,500	3,004
	Public Storage	3.385%	5/1/29	11,800	10,901
	Public Storage	2.300%	5/1/31	9,170	7,643
	Realty Income Corp.	3.875%	4/15/25	18,632	18,045
	Realty Income Corp.	0.750%	3/15/26	4,710	4,141
	Realty Income Corp.	4.125%	10/15/26	16,355	15,681
[3,10]	Realty Income Corp.	1.875%	1/14/27	2,307	2,478
[10]	Realty Income Corp.	1.125%	7/13/27	4,500	4,571
	Simon Property Group LP	3.500%	9/1/25	7,754	7,434
	Simon Property Group LP	1.375%	1/15/27	5,000	4,383
	Simon Property Group LP	3.375%	6/15/27	10,780	10,021
	Simon Property Group LP	3.375%	12/1/27	6,775	6,272
	Simon Property Group LP	1.750%	2/1/28	5,000	4,285
	Simon Property Group LP	2.450%	9/13/29	3,300	2,786
	Simon Property Group LP	2.650%	7/15/30	11,500	9,787
					194,869
Technology (1.4%)
	Adobe Inc.	2.150%	2/1/27	46,105	42,384
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,034
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,614
	Apple Inc.	3.250%	2/23/26	11,092	10,684
	Apple Inc.	2.450%	8/4/26	7,245	6,788
	Apple Inc.	2.050%	9/11/26	5,920	5,454
	Apple Inc.	3.350%	2/9/27	13,158	12,624
	Apple Inc.	2.900%	9/12/27	11,255	10,567
	Apple Inc.	3.000%	11/13/27	5,280	4,976
	Apple Inc.	3.250%	8/8/29	27,870	26,088
	Apple Inc.	1.250%	8/20/30	1,710	1,389
	Apple Inc.	1.650%	2/8/31	7,290	6,043
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	6,486
	Intel Corp.	3.400%	3/25/25	15,265	14,801
	Intel Corp.	4.875%	2/10/26	12,232	12,200
	Intel Corp.	3.750%	3/25/27	4,660	4,483
	Intel Corp.	1.600%	8/12/28	19,100	16,454
	Intel Corp.	2.450%	11/15/29	14,155	12,269
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,395
	International Business Machines Corp.	3.300%	5/15/26	46,875	44,678
	NVIDIA Corp.	1.550%	6/15/28	30,000	26,198
	QUALCOMM Inc.	1.300%	5/20/28	25,188	21,469
	S&P Global Inc.	2.700%	3/1/29	48,460	43,743
	S&P Global Inc.	2.500%	12/1/29	10,680	9,313
	S&P Global Inc.	2.900%	3/1/32	12,820	11,122
	Salesforce Inc.	1.500%	7/15/28	14,138	12,176
	Salesforce Inc.	1.950%	7/15/31	7,425	6,130
	Texas Instruments Inc.	4.600%	2/15/28	23,860	23,909
	Texas Instruments Inc.	2.250%	9/4/29	10,000	8,730
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,917
					436,883
Utilities (1.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,538
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,785
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,342
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,768
	Commonwealth Edison Co.	2.550%	6/15/26	8,002	7,481
[3]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,641
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,272
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	20,381
	Consumers Energy Co.	3.600%	8/15/32	4,500	4,061
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,143
[3]	DTE Electric Co.	1.900%	4/1/28	4,400	3,858
	DTE Electric Co.	2.250%	3/1/30	6,000	5,119
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,741
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,417
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,351
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,220
	Duke Energy Carolinas LLC	4.950%	1/15/33	17,470	17,358
[3]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,066	6,108
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	16,719
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,264
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	14,661
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,108
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,990	2,011
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	7,806
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,441
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,397
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,065
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	9,868
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,499
	Entergy Louisiana LLC	5.590%	10/1/24	8,675	8,661
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,097
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,467
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,411
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,212
[3]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,776
[3]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	13,953
[6]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	11,009
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	6,100	6,210
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,093
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,016
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,319
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,265
[3]	Nevada Power Co.	2.400%	5/1/30	8,360	7,048
[3]	Ohio Power Co.	1.625%	1/15/31	4,975	3,930
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,690	8,820
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	11,745
[6]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	5,000	4,870
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,082
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	3.500%	6/15/29	25,404	22,769
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	5,700	5,672
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,870	10,827
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,027
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,597
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,080
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,884
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,552
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,474
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,810
	Union Electric Co.	2.950%	6/15/27	1,177	1,097
	Union Electric Co.	2.950%	3/15/30	15,000	13,309
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	5,930
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,435
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,260
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	5,931
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,016
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,356
	Wisconsin Public Service Corp.	5.350%	11/10/25	5,575	5,591
					530,207
Total Corporate Bonds (Cost $10,071,284)					9,477,955
Sovereign Bonds (2.0%)
[3,6]	Airport Authority Hong Kong	4.875%	1/12/26	15,690	15,574
[3]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,673
[3,6,11]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	7,313	7,276
[3]	Bermuda	3.717%	1/25/27	11,758	11,199
[3]	Bermuda	4.750%	2/15/29	10,984	10,768
[3]	Bermuda	2.375%	8/20/30	5,000	4,172
[3]	Bermuda	5.000%	7/15/32	11,700	11,454
	Corp. Andina de Fomento	1.250%	10/26/24	31,114	29,265
[3,6,12]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	11,947
[3,12]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,082
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	9,521
	Export-Import Bank of Korea	4.875%	1/11/26	24,900	24,572
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,851
[3]	Hydro-Quebec	8.050%	7/7/24	470	480
[3]	Kingdom of Saudi Arabia	4.750%	1/18/28	48,795	48,401
	Korea Development Bank	2.000%	2/24/25	20,000	18,929
[3]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	16,902
[3,6]	Korea Gas Corp.	3.875%	7/13/27	35,000	33,656
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	31,072
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,008
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,090
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	22,313
[3,6]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	19,870
[3]	Province of Quebec	7.500%	7/15/23	2,065	2,066
[3]	QatarEnergy	1.375%	9/12/26	7,202	6,482
[3]	QatarEnergy	2.250%	7/12/31	10,000	8,365
[3]	Republic of Chile	2.750%	1/31/27	30,241	28,048
[3]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	10,793
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,573
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,758
[3]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	10,708
	State of Israel	4.500%	1/17/33	9,000	8,842
[3]	Temasek Financial I Ltd.	3.625%	8/1/28	29,500	28,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	3,966
[3,6]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	102,260
[3,6]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	13,972
Total Sovereign Bonds (Cost $665,381)					615,214
Taxable Municipal Bonds (0.8%)
	California GO	2.650%	4/1/26	50,000	47,008
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,344
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	66,390
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	45,843
	New York City NY GO	3.750%	6/1/28	1,020	971
	New York City NY GO	2.330%	10/1/29	5,000	4,321
	University of California Revenue	3.063%	7/1/25	3,430	3,301
	University of California Revenue	1.316%	5/15/27	25,000	22,166
	University of California Revenue	3.349%	7/1/29	48,635	45,073
	University of California Revenue	1.614%	5/15/30	34,665	28,457
[13]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,915	1,929
Total Taxable Municipal Bonds (Cost $306,653)					266,803

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[14]	Vanguard Market Liquidity Fund (Cost $123,907)	5.150%	1,239,386	123,914
Total Investments (101.9%) (Cost $33,362,719)				31,716,683
Other Assets and Liabilities—Net (-1.9%)				(603,497)
Net Assets (100%)				31,113,186
Cost is in $000.
1	Securities with a value of $9,561,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $13,274,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $2,311,666,000, representing 7.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Poland.
12	Guaranteed by the Government of Japan.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	16,425	1,759,015	(17,068)
Ultra Long U.S. Treasury Bond	September 2023	177	24,111	(43)
				(17,111)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(210)	(42,702)	(17)
10-Year U.S. Treasury Note	September 2023	(2,834)	(318,161)	3,630
Euro-Bobl	September 2023	(436)	(55,051)	844
Euro-Schatz	September 2023	(103)	(11,784)	98
Long Gilt	September 2023	(36)	(4,357)	33
Long U.S. Treasury Bond	September 2023	(41)	(5,203)	(22)
Ultra 10-Year U.S. Treasury Note	September 2023	(4,591)	(543,747)	5,811
				10,377
				(6,734)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	7/21/23	EUR	1,460	USD	1,600	—	(5)
BNP Paribas	9/20/23	USD	20,720	AUD	30,071	644	—
State Street Bank & Trust Co.	7/6/23	USD	114,176	EUR	104,525	113	—
Bank of America, N.A.	7/21/23	USD	1	EUR	1	—	—
Morgan Stanley Capital Services LLC	7/6/23	USD	8,624	GBP	6,765	32	—
Morgan Stanley Capital Services LLC	9/20/23	USD	885	GBP	690	9	—
						798	(5)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/28	BNPSW	37,490	1.000	470	(149)	619	—
Republic of Chile/A2	6/20/28	GSI	30,170	1.000	378	(219)	597	—
Republic of Chile/A2	6/20/28	JPMC	2,820	1.000	35	22	13	—
Republic of Chile/A2	6/20/28	MSCS	12,220	1.000	154	(95)	249	—
					1,037	(441)	1,478	—
1 Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,753,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2023, counterparties had deposited in segregated accounts cash of $520,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,430,659	—	17,430,659
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,802,138	—	3,802,138
Corporate Bonds	—	9,477,955	—	9,477,955
Sovereign Bonds	—	615,214	—	615,214
Taxable Municipal Bonds	—	266,803	—	266,803
Temporary Cash Investments	123,914	—	—	123,914
Total	123,914	31,592,769	—	31,716,683

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,416	—	—	10,416
Forward Currency Contracts	—	798	—	798
Swap Contracts	—	1,478	—	1,478
Total	10,416	2,276	—	12,692
Liabilities
Futures Contracts[1]	17,150	—	—	17,150
Forward Currency Contracts	—	5	—	5
Total	17,150	5	—	17,155
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.